Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories
	2025	2024
Consumables(1)	$3,306	$2,794
Allowance for inventory write-down(2)	(188)	(166)
Gold stockpile	150	185
Gold in progress(3)	643	375
Inventories	$3,911	$3,188

(1)      — Inventory is comprised of consumable stores utilized by the mines. The amount of inventories recognized as an expense in the period amount to $10.1 million (2024: $10.1 million).

(2)      — Allowance for inventory write-down is related to consumables.

(3)      — Gold in progress balance as of December 31, 2025 consists of 336 ounces (2024: 229 ounces).